COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

NOTE 14 - COMMITMENTS:

a.   Agreements to purchase intellectual property

1)   On August 11, 2010, the Company entered into an agreement with a private Australian company in an asset purchase agreement to acquire intellectual property relating to three therapeutic candidates for the treatment of gastrointestinal conditions. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

In 2014, the Company entered into a licensing agreement with Salix Pharmaceuticals, Ltd., which was later acquired by Valeant Pharmaceuticals International, Inc. and subsequently renamed to Bausch Health Companies Inc. (“Bausch Health”), pursuant to which Bausch Health licensed from the Company the exclusive worldwide rights to one of the above-mentioned therapeutic candidates. Under the license agreement, Bausch Health paid the Company an upfront payment of $7 million, recognized by the Company as revenues in 2014, and as a result, the Company paid the Australian company an amount of $1 million, that were recognized as cost of revenues in the Statements of Comprehensive Loss. In December 2019, the Company terminated the licensing agreement with Bausch Health and regained the exclusive worldwide rights to the therapeutic candidate licensed.

Through December 31, 2019, the Company has paid the Australian company in total $1.5 million, as mentioned above.

2)   On June 30, 2014, the Company entered into an agreement with a German company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan, and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts, as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2019, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits, as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2019, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018, the Company elected to convert the current payment of the remaining $0.5 million into increased future potential royalty payments. As of December 31, 2019, the Company recognized an amount of $0.5 million as a non-current liability with respect to the increase in potential royalty payments.

b.   License agreement for commercialization rights

On October 17, 2019, the Company entered into a strategic collaboration with Cosmo Pharmaceuticals N.V. (“Cosmo”),  which includes an exclusive license agreement for the U.S. rights to Aemcolo® and a simultaneous private investment by Cosmo.

Under the terms of the license agreement, Cosmo invested $36.3 million in cash and granted the Company the exclusive rights to commercialize Aemcolo® in the U.S. for travelers’ diarrhea.

The license agreement also grants the Company certain rights related to the potential development of additional indications for Aemcolo®, as well as arrangements related to other pipeline therapeutic candidates of Cosmo. Under the terms of the agreements, the Company issued 5,185,715 ADSs to Cosmo for the cash investment and 1,714,286 ADSs to Cosmo Technologies Ltd, a wholly-owned subsidiary of, as an upfront payment for the U.S commercialization rights granted under the license. In addition, the Company agreed to pay Cosmo a royalty percentage in the high twenties on net sales generated from the commercialization of Aemcolo® in the U.S. The license agreement further provides for potential regulatory and commercial milestone payments to Cosmo totaling up to $100 million.

With respect to this agreement, the Company measured the commercialization rights based on their fair value, with a corresponding credit to equity.